February 12, 2009

DREYFUS INVESTMENT FUNDS
- DREYFUS/THE BOSTON COMPANY SMALL CAP TAX-SENSITIVE EQUITY FUND

Supplement to Prospectus dated February 1, 2009

Effective as of the close of business on July 6, 2007, Dreyfus/The Boston Company Small Cap Tax-Sensitive Equity Fund (the "Fund") was closed to investments for new accounts, with certain exceptions. Effective July 1, 2009, the Fund's closure policy will be modified.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund's Prospectus:

The Fund closed to new investors as of the close of business on July 6, 2007 (the "Closing Date"). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

- Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor is approved by Dreyfus and has established the Fund as an investment option in the plan by the close of business on the Closing Date;
- Wrap programs that have established the Fund as an investment option under the wrap program by the close of business on the Closing Date; and
- The Fund's primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts have a zero balance on or after the Closing Date will be prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under wrap fee programs or group employer retirement plans that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund will be prohibited from accepting purchase orders from new investors after the Closing Date. After the Closing Date, investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

February 12, 2009

DREYFUS INVESTMENT FUNDS
- DREYFUS/THE BOSTON COMPANY SMALL CAP GROWTH FUND

Supplement to Prospectus dated February 1, 2009

Effective as of the close of business on July 6, 2007, Dreyfus/The Boston Company Small Cap Growth Fund (the "Fund") was closed to investments for new accounts, with certain exceptions. The Fund's closure policy was subsequently modified on June 25, 2008, and, effective July 1, 2009, the Fund's closure policy will be further modified.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund's Prospectus:

The Fund closed to new investors as of the close of business on July 6, 2007 (the "Closing Date"). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

- Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor is approved by Dreyfus and has established the Fund as an investment option in the plan by the close of business on the Closing Date;
- Wrap programs that have established the Fund as an investment option under the wrap program by the close of business on the Closing Date; and
- The Fund's primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts have a zero balance on or after the Closing Date will be prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under wrap fee programs or group employer retirement plans that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund will be prohibited from accepting purchase orders from new investors after the Closing Date. After the Closing Date, investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.

February 12, 2009

DREYFUS INVESTMENT FUNDS
- DREYFUS/THE BOSTON COMPANY SMALL CAP VALUE FUND

Supplement to Prospectus dated February 1, 2009

Effective as of the close of business on August 31, 2006, Dreyfus/The Boston Company Small Cap Value Fund (the "Fund") was closed to investments for new accounts, with certain exceptions. Effective July 1, 2009, the Fund's closure policy will be modified.

Effective July 1, 2009, the following information supersedes and replaces any contrary information contained in the Fund's Prospectus:

The Fund closed to new investors as of the close of business on August 31, 2006 (the "Closing Date"). Investors who did not own shares of the Fund at the Closing Date generally are not permitted to buy shares of the Fund, except that new accounts may be established by:

- Participants in group employer retirement plans (and their successor plans), provided that the plan sponsor is approved by Dreyfus and has established the Fund as an investment option in the plan by the close of business on the Closing Date;
- Wrap programs that have established the Fund as an investment option under the wrap program by the close of business on the Closing Date; and
- The Fund's primary portfolio managers and Fund Board members who do not have existing accounts.

Shareholders of the Fund as of the Closing Date may continue to make additional purchases and to reinvest dividends and capital gains into their existing Fund accounts.

Fund shareholders whose accounts have a zero balance on or after the Closing Date will be prohibited from reactivating the account or opening a new account, except that investors with zero balance accounts held under wrap fee programs or group employer retirement plans that were established by the close of business on the Closing Date may continue to make investments in such accounts. Financial institutions maintaining omnibus accounts with the Fund will be prohibited from accepting purchase orders from new investors after the Closing Date. After the Closing Date, investors may be required to demonstrate eligibility to buy shares of the Fund before an investment is accepted.

The Board reserves the right to open the Fund to new investors or suspend the sale of shares from time to time without further notice or supplement to the prospectus. The Fund may from time to time enter into capacity agreements with certain investors or financial intermediaries whereby the Fund agrees to reserve a specified maximum dollar amount of its remaining investment capacity to such investor or customers of such financial intermediary.